Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Monetary assets
Cash and cash equivalents	$ 226,045	$ 192,683	$ 103,986
Accounts receivable	11,577	5,883
Long-term investments - common shares held	59,941	196,241	$ 309,757
Long-term investments - warrants held	1,536	3,637
Convertible note receivable	17,086	11,353
Other long-term assets	15,211	13,242
Monetary liabilities
Accounts payable and accrued liabilities	13,935	13,023
Lease Liability	3,055
Pension liability	2,685	1,670
Currency risk [member]
Monetary assets
Cash and cash equivalents	1,567	5,041
Accounts receivable	155	71
Long-term investments - common shares held	59,517	195,816
Long-term investments - warrants held	1,536	3,637
Convertible note receivable	17,086	11,353
Non-revolving term loan	816	813
Other long-term assets	3,534	3,519
Total Canadian dollar denominated monetary assets	84,211	220,250
Monetary liabilities
Accounts payable and accrued liabilities	9,001	8,011
Performance share units	21,079	23,405
Lease Liability	1,919	2,403
Pension liability	2,685	1,670
Total Canadian dollar denominated monetary liabilities	$ 34,684	$ 35,489